Investments in Joint Ventures - Schedule of Equity Investment Activity (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Beginning balance	$ 46,632,720	$ 53,323,032
Dividends received	(19,278,000)	(17,552,999)
Equity earnings	12,316,883	10,862,687	$ 8,326,701
Investments in joint ventures	$ 39,671,603	$ 46,632,720	$ 53,323,032